As filed with the U.S. Securities and Exchange Commission on December 12, 2019

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 544	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 544	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC 0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On January 10, 2020, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 544 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until January 10, 2020, the effectiveness of the registration statement for the iShares Commodity Curve Carry Strategy ETF (the “Fund”), filed in Post-Effective Amendment No. 447 on December 3, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
463	February 15, 2019	March 15, 2019
471	March 14, 2019	April 5, 2019
474	April 4, 2019	May 3, 2019
481	May 2, 2019	May 31, 2019
487	May 30, 2019	June 28, 2019
495	June 27, 2019	July 26, 2019
502	July 25, 2019	August 23, 2019
509	August 22, 2019	September 20, 2019
516	September 19, 2019	October 18, 2019
524	October 17, 2019	November 8, 2019
530	November 7, 2019	November 12, 2019
531	November 12, 2019	December 6, 2019
540	December 5, 2019	December 11, 2019
541	December 10, 2019	December 13, 2019

This Post-Effective Amendment No. 544 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 447.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 544 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 12th day of December, 2019.

iSHARES U.S. ETF TRUST

By:
Armando Senra*
President

Date: December 12, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 544 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: December 12, 2019

John E. Martinez*
Trustee

Date: December 12, 2019

Cecilia H. Herbert*
Trustee

Date: December 12, 2019

John E. Kerrigan*
Trustee

Date: December 12, 2019

Robert S. Kapito*
Trustee

Date: December 12, 2019

Madhav V. Rajan*
Trustee

Date: December 12, 2019

Jane D. Carlin*
Trustee

Date: December 12, 2019

Drew E. Lawton*
Trustee

Date: December 12, 2019

Richard L. Fagnani*
Trustee

Date: December 12, 2019

/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer

Date: December 12, 2019

*By:	/s/ Neal J. Andrews
Neal J. Andrews
Attorney-in-fact

Date: December 12, 2019

*

Powers of Attorney, each dated September 13, 2019, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are incorporated herein by reference to Post-Effective Amendment No. 538, filed November 22, 2019.